Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Cash flows from operating activities
Net loss	$ (12,882,626)	$ (5,567,960)	$ (7,723,404)	$ (5,578,690)
Stock-based compensation expense	547,109	749,810	1,017,938	499,690
Depreciation, amortization and accretion	433,471	73,746	118,202	97,476
Amortization of debt issuance costs	178,338	0
Amortization of beneficial conversion feature	3,942,613	0
Derivative expense	50,054	0
Amortization of prepaid research and development - related party	91,487	91,488	121,984	35,579
Deferred taxes	0	(23,910)	(23,910)	(813,697)
Adjustments to reconcile net loss to net cash used in operating activities:
Decrease (increase) in accounts receivable	72,784	(1,036)	(157,058)	0
(Increase) in inventory	(581,910)	(11,233)	(39,442)	0
(Increase) decrease in prepaid expenses, other	(572,238)	496,322	150,434	(497,322)
Increase in prepaid research and development - related party	0	(150,000)	(150,000)	(465,000)
(Decrease) in accounts payable and accrued liabilities	(18,319)	(103,158)
Increase in accounts payable			547,314	421,870
(Decrease) in related party payable	0	(392,509)
Increase in accrued compensation	591,451	98,949	196,503	0
(Decrease) increase in interest payable to Ampio			(46,002)	46,002
Increase (decrease) in interest payable	208,941	(42,673)	(561,059)	561,059
Increase in deferred rent	10,560	0
(Decrease) increase in deferred revenue	(64,286)	(64,286)	(85,714)	191,071
Net cash used in operating activities	(7,992,571)	(4,846,450)	(6,634,214)	(5,501,962)
Cash flows used in investing activities
Deposits	1,998	(1,998)	(4,886)	0
Purchases of fixed assets	(203,577)	0	0	(9,298)
Purchase of Primsol business	(540,000)	0	(1,000,000)	0
Net cash used in investing activities	(741,579)	(1,998)	(1,004,886)	(9,298)
Cash flows from financing activities
Proceeds from convertible note from Ampio converted to stock	0	3,700,000	7,400,000	4,600,000
Luoxis option payout pursuant to the merger			(27,476)	0
Liabilities paid out pursuant to the merger			(20,013)	0
Contribution from Ampio			0	637,210
Proceeds from convertible promissory notes, net (Note 8)	5,175,000	0
Debt issuance costs (Note 8)	(298,322)	0
Ampio stock subscription payment	5,000,000	0	5,000,000	0
Sale of Stock subscription	200,000	0
Costs related to the conversion of the convertible promissory notes to equity	(29,754)	0
Net cash provided by financing activities	10,046,924	3,700,000	12,352,511	5,237,210
Net change in cash and cash equivalents	1,312,774	(1,148,448)	4,713,411	(274,050)
Cash and cash equivalents at beginning of period	7,353,061	2,639,650	2,639,650	2,913,700
Cash and cash equivalents at end of period	8,665,835	1,491,202	7,353,061	2,639,650
Non-cash transactions:
Warrant derivative liability related to the issuance of the convertible promissory notes (Note 8)	102,931	0
Primsol business purchase included in primsol payable, $1,250,000 less future accretion of $173,000	1,077,000	0
Conversion of convertible promissory notes and interest of $143,000 to common stock	4,268,000	0
Reclassification of liability based warrants to equity presentation related to the convertible promissory notes	87,000	0
Beneficial conversion feature of $4,943,073 less $3,942,613 of accretion related to unconverted convertible promissory notes	1,001,000	0
Debt issuance costs related to notes that converted to equity	$ (183,000)	$ 0
Ampio stock subscription			5,000,000	0
Ampio unpaid debt converted to stock, received prior to 2015			4,600,000	0
Contingent consideration related to the ProstaScint purchase			664,000	0
Issuance of common stock in exchange for Vyrix acquired assets			0	6,803,356
Related party research and development liability included in prepaid research and development - related party			$ 0	$ 150,000